Interest-bearing Deposits (Tables)	12 Months Ended
Dec. 31, 2016
Banking and Thrift [Abstract]
Schedule of deposit interest expense by deposit type
	December 31,
	2016	2015

Savings, NOW and Money Market	$366,123	$249,077
Certificates of deposit	659,109	852,185

Total deposit interest expense	$1,025,232	$1,101,262

Schedule of scheduled maturities of time deposits
2017	$47,319,320
2018	14,869,536
2019	7,572,666
2020	5,387,756
2021	5,037,258

$80,186,536